American Century Investments®
Quarterly Portfolio Holdings
American Century® Small Cap Value Insights ETF (ACSV)
November 30, 2025

Small Cap Value Insights ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Automobile Components — 1.0%
Garrett Motion, Inc.	379	6,265
Phinia, Inc.	429	23,205
Visteon Corp.	357	36,860
		66,330
Automobiles — 0.3%
Thor Industries, Inc.	182	19,223
Banks — 19.1%
Amalgamated Financial Corp.	858	25,182
Atlantic Union Bankshares Corp.	3,484	117,864
BancFirst Corp.	57	6,318
Bank OZK	689	31,708
Columbia Banking System, Inc.	4,917	136,299
CVB Financial Corp.	3,705	72,914
First Merchants Corp.	2,197	80,937
FNB Corp.	6,321	105,181
Home BancShares, Inc.	1,222	34,289
International Bancshares Corp.	1,079	71,732
Lakeland Financial Corp.	111	6,467
Old National Bancorp	6,227	135,313
Pathward Financial, Inc.	91	6,543
Provident Financial Services, Inc.	6,669	127,911
Southstate Bank Corp.	117	10,473
TrustCo Bank Corp.	182	7,668
UMB Financial Corp.	598	66,426
United Bankshares, Inc.	2,899	107,959
Webster Financial Corp.	1,768	105,373
		1,256,557
Beverages — 0.1%
Vita Coco Co., Inc.(1)	149	7,958
Biotechnology — 0.5%
Catalyst Pharmaceuticals, Inc.(1)	325	7,608
Emergent BioSolutions, Inc.(1)	498	5,563
Halozyme Therapeutics, Inc.(1)	273	19,492
		32,663
Broadline Retail — 0.4%
Dillard's, Inc., Class A	39	26,132
Building Products — 1.1%
AZZ, Inc.	65	6,852
Gibraltar Industries, Inc.(1)	364	18,186
Tecnoglass, Inc.	104	5,177
UFP Industries, Inc.	459	42,682
		72,897
Capital Markets — 2.6%
Artisan Partners Asset Management, Inc., Class A	520	21,570
DigitalBridge Group, Inc.	514	4,991
Federated Hermes, Inc.	923	46,307
Marex Group PLC	1,144	39,800
MarketAxess Holdings, Inc.	78	12,783
StoneX Group, Inc.(1)	533	48,295
		173,746

Chemicals — 1.9%
Ashland, Inc.	403	21,319
Avient Corp.	1,144	34,995
Hawkins, Inc.	130	16,902
Ingevity Corp.(1)	390	20,370
Minerals Technologies, Inc.	390	22,873
NewMarket Corp.	13	9,926
		126,385
Commercial Services and Supplies — 2.2%
Deluxe Corp.	3,185	64,719
Healthcare Services Group, Inc.(1)	1,794	33,691
Interface, Inc.	988	27,575
Liquidity Services, Inc.(1)	572	17,183
		143,168
Communications Equipment — 0.7%
Clearfield, Inc.(1)	175	5,138
Extreme Networks, Inc.(1)	325	5,688
NetScout Systems, Inc.(1)	1,248	33,546
		44,372
Construction and Engineering — 0.9%
Argan, Inc.	152	60,070
Consumer Finance — 0.7%
PROG Holdings, Inc.	1,040	29,931
World Acceptance Corp.(1)	104	16,085
		46,016
Consumer Staples Distribution & Retail — 0.1%
Maplebear, Inc.(1)	174	7,310
Containers and Packaging — 0.4%
Graphic Packaging Holding Co.	1,794	29,027
Distributors — 0.6%
A-Mark Precious Metals, Inc.	507	14,556
GigaCloud Technology, Inc., Class A(1)	650	24,115
		38,671
Diversified Consumer Services — 2.8%
Adtalem Global Education, Inc.(1)	286	26,472
Frontdoor, Inc.(1)	312	16,826
Grand Canyon Education, Inc.(1)	136	21,453
KinderCare Learning Cos., Inc.(1)	8,504	33,846
Laureate Education, Inc., Class A(1)	1,157	35,751
McGraw Hill, Inc.(1)	663	11,636
Perdoceo Education Corp.	910	25,444
Stride, Inc.(1)	195	12,388
		183,816
Diversified Telecommunication Services — 0.2%
IDT Corp., Class B	286	14,234
Electric Utilities — 1.0%
MGE Energy, Inc.	429	35,530
Otter Tail Corp.	364	29,921
		65,451
Electrical Equipment — 2.8%
Array Technologies, Inc.(1)	4,056	30,461
Atkore, Inc.	416	27,851
Generac Holdings, Inc.(1)	104	15,770
Hammond Power Solutions, Inc.	162	20,105
LSI Industries, Inc.	611	11,175

Sensata Technologies Holding PLC	221	7,087
Shoals Technologies Group, Inc., Class A(1)	4,082	34,248
Thermon Group Holdings, Inc.(1)	351	12,320
Vicor Corp.(1)	299	26,716
		185,733
Electronic Equipment, Instruments and Components — 1.0%
Arrow Electronics, Inc.(1)	56	6,049
Ingram Micro Holding Corp.	1,040	22,266
Itron, Inc.(1)	58	5,744
Knowles Corp.(1)	286	6,429
Napco Security Technologies, Inc.	156	6,302
Vishay Intertechnology, Inc.	1,547	21,148
		67,938
Energy Equipment and Services — 0.1%
Patterson-UTI Energy, Inc.	1,015	5,897
Financial Services — 5.0%
Dlocal Ltd.	1,547	20,792
Enact Holdings, Inc.	702	27,174
Euronet Worldwide, Inc.(1)	1,694	125,508
EVERTEC, Inc.	3,877	112,045
Paymentus Holdings, Inc., Class A(1)	524	18,193
Sezzle, Inc.(1)	130	8,028
Shift4 Payments, Inc., Class A(1)	197	14,535
		326,275
Health Care Equipment and Supplies — 1.7%
Embecta Corp.	2,028	25,867
Enovis Corp.(1)	1,482	44,860
Lantheus Holdings, Inc.(1)	409	24,078
Omnicell, Inc.(1)	429	15,663
		110,468
Health Care Providers and Services — 1.0%
Astrana Health, Inc.(1)	1,326	30,551
Pediatrix Medical Group, Inc.(1)	494	11,901
Progyny, Inc.(1)	793	20,911
		63,363
Health Care REITs — 1.9%
American Healthcare REIT, Inc.	2,002	101,662
LTC Properties, Inc.	676	24,667
		126,329
Health Care Technology — 0.2%
Certara, Inc.(1)	1,430	13,099
Hotel & Resort REITs — 0.8%
Ryman Hospitality Properties, Inc.	78	7,444
Xenia Hotels & Resorts, Inc.	3,302	46,162
		53,606
Hotels, Restaurants and Leisure — 0.9%
Papa John's International, Inc.	373	15,692
Sportradar Group AG, Class A(1)	1,027	22,594
Vail Resorts, Inc.	130	18,227
		56,513
Household Durables — 3.8%
Champion Homes, Inc.(1)	481	41,289
KB Home	801	51,528
Meritage Homes Corp.	2,119	154,857
		247,674

Household Products — 0.9%
Spectrum Brands Holdings, Inc.	1,014	60,181
Industrial REITs — 2.6%
Americold Realty Trust, Inc.	3,809	41,252
Terreno Realty Corp.	2,041	128,154
		169,406
Insurance — 10.0%
Accelerant Holdings, Class A(1)	11,274	164,262
Axis Capital Holdings Ltd.	720	73,613
Baldwin Insurance Group, Inc.(1)	5,955	169,777
Bowhead Specialty Holdings, Inc.(1)	1,443	40,188
Employers Holdings, Inc.	1,092	43,516
HCI Group, Inc.	147	26,129
Palomar Holdings, Inc.(1)	355	44,095
SiriusPoint Ltd.(1)	1,885	39,208
Skyward Specialty Insurance Group, Inc.(1)	637	31,187
Slide Insurance Holdings, Inc.(1)	1,575	26,602
		658,577
Interactive Media and Services — 0.8%
Angi, Inc.(1)	1,703	19,448
Bumble, Inc., Class A(1)	4,303	15,276
TripAdvisor, Inc.(1)	1,092	16,238
		50,962
IT Services — 0.8%
Amdocs Ltd.	78	5,965
Globant SA(1)	598	38,051
TSS, Inc.(1)	858	8,263
		52,279
Life Sciences Tools and Services — 0.2%
Repligen Corp.(1)	91	15,563
Machinery — 2.6%
Albany International Corp., Class A	429	20,455
Blue Bird Corp.(1)	312	16,292
Franklin Electric Co., Inc.	65	6,185
Gates Industrial Corp. PLC(1)	292	6,646
Hillman Solutions Corp.(1)	4,459	39,016
Kennametal, Inc.	1,638	45,340
Lindsay Corp.	52	5,976
Proto Labs, Inc.(1)	611	31,051
		170,961
Marine Transportation — 0.3%
Global Ship Lease, Inc., Class A	585	20,539
Media — 0.8%
DoubleVerify Holdings, Inc.(1)	1,967	20,732
Ibotta, Inc., Class A(1)	1,131	26,986
John Wiley & Sons, Inc., Class A	234	8,508
		56,226
Metals and Mining — 1.7%
Alpha Metallurgical Resources, Inc.(1)	208	33,116
SunCoke Energy, Inc.	2,782	18,138
Warrior Met Coal, Inc.	741	58,013
		109,267
Oil, Gas and Consumable Fuels — 8.1%
California Resources Corp.	832	39,753
Chord Energy Corp.	1,027	96,394

Core Natural Resources, Inc.	546	43,680
Crescent Energy Co., Class A	6,656	62,766
Hess Midstream LP, Class A	1,573	52,979
International Seaways, Inc.	624	33,053
Magnolia Oil & Gas Corp., Class A	2,665	61,668
Northern Oil & Gas, Inc.	4,386	98,203
Peabody Energy Corp.	1,638	44,619
		533,115
Paper and Forest Products — 0.5%
Sylvamo Corp.	676	32,022
Personal Care Products — 1.4%
Edgewell Personal Care Co.	4,317	77,101
elf Beauty, Inc.(1)	169	12,873
		89,974
Pharmaceuticals — 3.1%
Amphastar Pharmaceuticals, Inc.(1)	798	22,105
Collegium Pharmaceutical, Inc.(1)	312	14,564
Corcept Therapeutics, Inc.(1)	533	42,320
Harmony Biosciences Holdings, Inc.(1)	654	23,080
Indivior PLC(1)	741	24,898
Innoviva, Inc.(1)	650	14,125
Ligand Pharmaceuticals, Inc.(1)	86	17,473
Pacira BioSciences, Inc.(1)	884	20,836
SIGA Technologies, Inc.	819	4,963
Supernus Pharmaceuticals, Inc.(1)	416	18,965
		203,329
Professional Services — 1.8%
Genpact Ltd.	624	27,494
IBEX Holdings Ltd.(1)	170	5,982
Legalzoom.com, Inc.(1)	2,054	19,164
Robert Half, Inc.	936	25,309
Science Applications International Corp.	351	30,260
TriNet Group, Inc.	195	11,427
		119,636
Residential REITs — 1.3%
UMH Properties, Inc.	5,630	85,182
Semiconductors and Semiconductor Equipment — 2.1%
Cirrus Logic, Inc.(1)	78	9,387
Diodes, Inc.(1)	120	5,545
Enphase Energy, Inc.(1)	1,326	38,255
FormFactor, Inc.(1)	107	5,887
Kulicke & Soffa Industries, Inc.	897	40,464
Onto Innovation, Inc.(1)	234	33,499
Photronics, Inc.(1)	266	6,094
		139,131
Software — 1.9%
ACI Worldwide, Inc.(1)	312	14,620
Adeia, Inc.	1,118	13,830
Appfolio, Inc., Class A(1)	59	13,468
Blackbaud, Inc.(1)	104	5,864
Dolby Laboratories, Inc., Class A	91	6,138
I3 Verticals, Inc., Class A(1)	676	16,001
Opera Ltd., ADR	507	6,905
Red Violet, Inc.	221	11,976
Teradata Corp.(1)	403	11,542

Vertex, Inc., Class A(1)	1,170	23,014
		123,358
Specialized REITs — 0.8%
EPR Properties	767	40,091
Smartstop Self Storage REIT, Inc.	494	16,144
		56,235
Specialty Retail — 0.6%
Bath & Body Works, Inc.	910	15,843
MarineMax, Inc.(1)	910	21,276
		37,119
Technology Hardware, Storage and Peripherals — 0.1%
CompoSecure, Inc., Class A(1)	442	8,783
Textiles, Apparel and Luxury Goods — 1.2%
Crocs, Inc.(1)	468	39,770
Figs, Inc., Class A(1)	2,392	23,418
G-III Apparel Group Ltd.(1)	585	17,053
		80,241
Tobacco — 0.3%
Turning Point Brands, Inc.	183	18,329
TOTAL COMMON STOCKS (Cost $6,566,281)		6,561,336
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $14,510)	14,510	14,510
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $6,580,791)		6,575,846
OTHER ASSETS AND LIABILITIES — 0.1%		8,104
TOTAL NET ASSETS — 100.0%		$6,583,950

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,541,231	$20,105	—
Short-Term Investments	14,510	—	—
	$6,555,741	$20,105	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.